--------------------------------------------------------------------------------
 A CLASS SHARES ~ C CLASS SHARES              |               October 28, 2004
--------------------------------------------------------------------------------
                                SUPPLEMENT TO THE
                        PROSPECTUS DATED APRIL 29, 2004
--------------------------------------------------------------------------------
This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                          |                  [ACCESSOR LOGO]
--------------------------------------------------------------------------------
           NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
================================================================================

Changes to Target Allocations of the Allocation Funds
-----------------------------------------------------

Accessor Capital has made changes to the target allocations of the Allocation Funds, which are set out on pages 22, 24, 26, 28, and 32 of the Prospectus. The new targets are reflected below in the charts, which are restated in their entirety.

Income Allocation Fund
----------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                               0.0%        0%-10%
[graphic] Growth                           0.0%         0-5%
[graphic] Value                            0.0%         0-5%
[graphic] Small to Mid Cap                 0.0%         0-5%
[graphic] International Equity             0.0%         0-5%
FIXED-INCOME FUNDS                        65.0%       50%-95%       [Pie Chart]
[graphic] High Yield Bond                 10.0%         5-20%
[graphic] Intermediate Fixed-Income        7.0%         0-20%
[graphic] Short-Intermediate Fixed-Income 41.0%        20-60%
[graphic] Mortgage Securities              7.0%         5-30%
MONEY MARKET FUNDS                        35.0%        5%-40%
[graphic] U.S. Government Money**         35.0%         5-40%

Income & Growth Allocation Fund
-------------------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              30.0%       20%-40%
[graphic] Growth                          10.5%         5-15%
[graphic] Value                            9.0%         5-15%
[graphic] Small to Mid Cap                 4.5%         2-12%
[graphic] International Equity             6.0%         0-10%
FIXED-INCOME FUNDS                        50.0%       30%-75%       [Pie Chart]
[graphic] High Yield Bond                  7.0%         5-20%
[graphic] Intermediate Fixed-Income        8.0%         0-20%
[graphic] Short-Intermediate Fixed-Income 27.0%        15-40%
[graphic] Mortgage Securities              8.0%         0-20%
MONEY MARKET FUNDS                        20.0%        5%-25%
[graphic] U.S. Government Money**         20.0%         5-25%


Balanced Allocation Fund
------------------------


                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              50.0%        40%-60%
[graphic] Growth                          17.0%         10-20%
[graphic] Value                           15.0%         10-20%
[graphic] Small to Mid Cap                 8.0%          5-15%
[graphic] International Equity            10.0%          5-15%
FIXED-INCOME FUNDS                        37.0%        25%-60       [Pie Chart]
[graphic] High Yield Bond                  5.0%          5-20%
[graphic] Intermediate Fixed-Income        9.0%          0-20%
[graphic] Short-Intermediate Fixed-Income 17.0%          5-30%
[graphic] Mortgage Securities              6.0%          0-20%
MONEY MARKET FUNDS                        13.0%         0%-20%
[graphic] U.S. Government Money**         13.0%          0-20%


Growth & Income Allocation Fund
-------------------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              60.0%        50%-70%
[graphic] Growth                          20.0%         12-22%
[graphic] Value                           18.0%         12-22%
[graphic] Small to Mid Cap                10.0%          6-16%
[graphic] International Equity            12.0%          7-20%
FIXED-INCOME FUNDS                        33.0%        20%-50%      [Pie Chart]
[graphic] High Yield Bond                  5.0%          5-20%
[graphic] Intermediate Fixed-Income        9.0%          0-20%
[graphic] Short-Intermediate Fixed-Income 15.0%          5-25%
[graphic] Mortgage Securities              4.0%          0-15%
MONEY MARKET FUNDS                         7.0%         0%-15%
[graphic] U.S. Government Money**          7.0%          0-15%


Growth Allocation Fund
----------------------


                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              80.0%       70%-90%
[graphic] Growth                          26.0%        19-30%
[graphic] Value                           24.5%        19-30%
[graphic] Small to Mid Cap                13.5%         7-20%
[graphic] International Equity            16.0%        10-25%
FIXED-INCOME FUNDS                        16.0%        5%-30%       [Pie Chart]
[graphic] High Yield Bond                  5.0%         0-15%
[graphic] Intermediate Fixed-Income        5.0%         0-15%
[graphic] Short-Intermediate Fixed-Income  6.0%         0-15%
[graphic] Mortgage Securities              0.0%         0-15%
MONEY MARKET FUNDS                         4.0%        0%-5%
[graphic] U.S. Government Money**          4.0%         0-5%


Aggressive Growth Allocation Fund
---------------------------------


                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              99.0%        85%-100%
[graphic] Growth                          32.0%         25-35%
[graphic] Value                           30.0%         25-35%
[graphic] Small to Mid Cap                17.0%         10-25%
[graphic] International Equity            20.0%         15-30%
FIXED-INCOME FUNDS                         0.0%         0%-10%      [Pie Chart]
[graphic] High Yield Bond                  0.0%          0-5%
[graphic] Intermediate Fixed-Income        0.0%          0-5%
[graphic] Short-Intermediate Fixed-Income  0.0%          0-5%
[graphic] Mortgage Securities              0.0%          0-5%
MONEY MARKET FUNDS                         1.0%         0%-5%
[graphic] U.S. Government Money**          1.0%          0-5%

--------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                        |               October  28, 2004
--------------------------------------------------------------------------------
                                SUPPLEMENT TO THE
                        PROSPECTUS DATED APRIL 29, 2004
--------------------------------------------------------------------------------
This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                          |                  [ACCESSOR LOGO]
--------------------------------------------------------------------------------
           NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
================================================================================

Changes to Target Allocations of the Allocation Funds
-----------------------------------------------------

Accessor Capital has made changes to the target allocations of the Allocation Funds, which are set out on pages 22, 24, 26, 28, 30 and 32 of the Prospectus. The new targets are reflected below in the charts, which are restated in their entirety.

Income Allocation Fund
----------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                               0.0%        0%-10%
[graphic] Growth                           0.0%         0-5%
[graphic] Value                            0.0%         0-5%
[graphic] Small to Mid Cap                 0.0%         0-5%
[graphic] International Equity             0.0%         0-5%
FIXED-INCOME FUNDS                        65.0%       50%-95%       [Pie Chart]
[graphic] High Yield Bond                 10.0%         5-20%
[graphic] Intermediate Fixed-Income        7.0%         0-20%
[graphic] Short-Intermediate Fixed-Income 41.0%        20-60%
[graphic] Mortgage Securities              7.0%         5-30%
MONEY MARKET FUNDS                        35.0%        5%-40%
[graphic] U.S. Government Money**         35.0%         5-40%

Income & Growth Allocation Fund
-------------------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              30.0%       20%-40%
[graphic] Growth                          10.5%         5-15%
[graphic] Value                            9.0%         5-15%
[graphic] Small to Mid Cap                 4.5%         2-12%
[graphic] International Equity             6.0%         0-10%
FIXED-INCOME FUNDS                        50.0%       30%-75%       [Pie Chart]
[graphic] High Yield Bond                  7.0%         5-20%
[graphic] Intermediate Fixed-Income        8.0%         0-20%
[graphic] Short-Intermediate Fixed-Income 27.0%        15-40%
[graphic] Mortgage Securities              8.0%         0-20%
MONEY MARKET FUNDS                        20.0%        5%-25%
[graphic] U.S. Government Money**         20.0%         5-25%


Balanced Allocation Fund
------------------------


                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              50.0%        40%-60%
[graphic] Growth                          17.0%         10-20%
[graphic] Value                           15.0%         10-20%
[graphic] Small to Mid Cap                 8.0%          5-15%
[graphic] International Equity            10.0%          5-15%
FIXED-INCOME FUNDS                        37.0%        25%-60       [Pie Chart]
[graphic] High Yield Bond                  5.0%          5-20%
[graphic] Intermediate Fixed-Income        9.0%          0-20%
[graphic] Short-Intermediate Fixed-Income 17.0%          5-30%
[graphic] Mortgage Securities              6.0%          0-20%
MONEY MARKET FUNDS                        13.0%         0%-20%
[graphic] U.S. Government Money**         13.0%          0-20%


Growth & Income Allocation Fund
-------------------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              60.0%        50%-70%
[graphic] Growth                          20.0%         12-22%
[graphic] Value                           18.0%         12-22%
[graphic] Small to Mid Cap                10.0%          6-16%
[graphic] International Equity            12.0%          7-20%
FIXED-INCOME FUNDS                        33.0%        20%-50%      [Pie Chart]
[graphic] High Yield Bond                  5.0%          5-20%
[graphic] Intermediate Fixed-Income        9.0%          0-20%
[graphic] Short-Intermediate Fixed-Income 15.0%          5-25%
[graphic] Mortgage Securities              4.0%          0-15%
MONEY MARKET FUNDS                         7.0%         0%-15%
[graphic] U.S. Government Money**          7.0%          0-15%


Growth Allocation Fund
----------------------


                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              80.0%       70%-90%
[graphic] Growth                          26.0%        19-30%
[graphic] Value                           24.5%        19-30%
[graphic] Small to Mid Cap                13.5%         7-20%
[graphic] International Equity            16.0%        10-25%
FIXED-INCOME FUNDS                        16.0%        5%-30%       [Pie Chart]
[graphic] High Yield Bond                  5.0%         0-15%
[graphic] Intermediate Fixed-Income        5.0%         0-15%
[graphic] Short-Intermediate Fixed-Income  6.0%         0-15%
[graphic] Mortgage Securities              0.0%         0-15%
MONEY MARKET FUNDS                         4.0%        0%-5%
[graphic] U.S. Government Money**          4.0%         0-5%


Aggressive Growth Allocation Fund
---------------------------------


                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              99.0%        85%-100%
[graphic] Growth                          32.0%         25-35%
[graphic] Value                           30.0%         25-35%
[graphic] Small to Mid Cap                17.0%         10-25%
[graphic] International Equity            20.0%         15-30%
FIXED-INCOME FUNDS                         0.0%         0%-10%      [Pie Chart]
[graphic] High Yield Bond                  0.0%          0-5%
[graphic] Intermediate Fixed-Income        0.0%          0-5%
[graphic] Short-Intermediate Fixed-Income  0.0%          0-5%
[graphic] Mortgage Securities              0.0%          0-5%
MONEY MARKET FUNDS                         1.0%         0%-5%
[graphic] U.S. Government Money**          1.0%          0-5%

--------------------------------------------------------------------------------
 INVESTOR CLASS SHARES                        |               October 28, 2004
--------------------------------------------------------------------------------
                                SUPPLEMENT TO THE
                        PROSPECTUS DATED APRIL 29, 2004
--------------------------------------------------------------------------------
This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                          |                  [ACCESSOR LOGO]
--------------------------------------------------------------------------------
           NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
================================================================================
Changes to Target Allocations of the Allocation Funds
-----------------------------------------------------

Accessor Capital has made changes to the target allocations of the Allocation Funds, which are set out on pages 22, 24, 26, 28, 30 and 32 of the Prospectus. The new targets are reflected below in the charts, which are restated in their entirety.

Income Allocation Fund
----------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                               0.0%        0%-10%
[graphic] Growth                           0.0%         0-5%
[graphic] Value                            0.0%         0-5%
[graphic] Small to Mid Cap                 0.0%         0-5%
[graphic] International Equity             0.0%         0-5%
FIXED-INCOME FUNDS                        65.0%       50%-95%       [Pie Chart]
[graphic] High Yield Bond                 10.0%         5-20%
[graphic] Intermediate Fixed-Income        7.0%         0-20%
[graphic] Short-Intermediate Fixed-Income 41.0%        20-60%
[graphic] Mortgage Securities              7.0%         5-30%
MONEY MARKET FUNDS                        35.0%        5%-40%
[graphic] U.S. Government Money**         35.0%         5-40%

Income & Growth Allocation Fund
-------------------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              30.0%       20%-40%
[graphic] Growth                          10.5%         5-15%
[graphic] Value                            9.0%         5-15%
[graphic] Small to Mid Cap                 4.5%         2-12%
[graphic] International Equity             6.0%         0-10%
FIXED-INCOME FUNDS                        50.0%       30%-75%       [Pie Chart]
[graphic] High Yield Bond                  7.0%         5-20%
[graphic] Intermediate Fixed-Income        8.0%         0-20%
[graphic] Short-Intermediate Fixed-Income 27.0%        15-40%
[graphic] Mortgage Securities              8.0%         0-20%
MONEY MARKET FUNDS                        20.0%        5%-25%
[graphic] U.S. Government Money**         20.0%         5-25%


Balanced Allocation Fund
------------------------


                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              50.0%        40%-60%
[graphic] Growth                          17.0%         10-20%
[graphic] Value                           15.0%         10-20%
[graphic] Small to Mid Cap                 8.0%          5-15%
[graphic] International Equity            10.0%          5-15%
FIXED-INCOME FUNDS                        37.0%        25%-60       [Pie Chart]
[graphic] High Yield Bond                  5.0%          5-20%
[graphic] Intermediate Fixed-Income        9.0%          0-20%
[graphic] Short-Intermediate Fixed-Income 17.0%          5-30%
[graphic] Mortgage Securities              6.0%          0-20%
MONEY MARKET FUNDS                        13.0%         0%-20%
[graphic] U.S. Government Money**         13.0%          0-20%


Growth & Income Allocation Fund
-------------------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              60.0%        50%-70%
[graphic] Growth                          20.0%         12-22%
[graphic] Value                           18.0%         12-22%
[graphic] Small to Mid Cap                10.0%          6-16%
[graphic] International Equity            12.0%          7-20%
FIXED-INCOME FUNDS                        33.0%        20%-50%      [Pie Chart]
[graphic] High Yield Bond                  5.0%          5-20%
[graphic] Intermediate Fixed-Income        9.0%          0-20%
[graphic] Short-Intermediate Fixed-Income 15.0%          5-25%
[graphic] Mortgage Securities              4.0%          0-15%
MONEY MARKET FUNDS                         7.0%         0%-15%
[graphic] U.S. Government Money**          7.0%          0-15%


Growth Allocation Fund
----------------------


                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              80.0%       70%-90%
[graphic] Growth                          26.0%        19-30%
[graphic] Value                           24.5%        19-30%
[graphic] Small to Mid Cap                13.5%         7-20%
[graphic] International Equity            16.0%        10-25%
FIXED-INCOME FUNDS                        16.0%        5%-30%       [Pie Chart]
[graphic] High Yield Bond                  5.0%         0-15%
[graphic] Intermediate Fixed-Income        5.0%         0-15%
[graphic] Short-Intermediate Fixed-Income  6.0%         0-15%
[graphic] Mortgage Securities              0.0%         0-15%
MONEY MARKET FUNDS                         4.0%        0%-5%
[graphic] U.S. Government Money**          4.0%         0-5%


Aggressive Growth Allocation Fund
---------------------------------


                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              99.0%        85%-100%
[graphic] Growth                          32.0%         25-35%
[graphic] Value                           30.0%         25-35%
[graphic] Small to Mid Cap                17.0%         10-25%
[graphic] International Equity            20.0%         15-30%
FIXED-INCOME FUNDS                         0.0%         0%-10%      [Pie Chart]
[graphic] High Yield Bond                  0.0%          0-5%
[graphic] Intermediate Fixed-Income        0.0%          0-5%
[graphic] Short-Intermediate Fixed-Income  0.0%          0-5%
[graphic] Mortgage Securities              0.0%          0-5%
MONEY MARKET FUNDS                         1.0%         0%-5%
[graphic] U.S. Government Money**          1.0%          0-5%